Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-12537
Entity Tax Identification Number	95-2888568
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0000708818